FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Disclosure of detailed information about financial assets and liabilities measured at fair value on a recurring basis (Details) - USD ($)
$ in Thousands
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Investments	$ 69	$ 88
Deferred share units	2,138	1,407
Share appreciation rights	47	$ 72
Total [Member]
Disclosure of fair value measurement of assets [line items]
Investments	69
Trade receivables	6,343
Total financial assets	6,412
Deferred share units	2,138
Share appreciation rights	47
Total financial liabilities	2,185
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Investments	69
Trade receivables	0
Total financial assets	69
Deferred share units	2,138
Share appreciation rights	0
Total financial liabilities	2,138
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Investments	0
Trade receivables	6,343
Total financial assets	6,343
Deferred share units	0
Share appreciation rights	47
Total financial liabilities	47
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Investments	0
Trade receivables	0
Total financial assets	0
Deferred share units	0
Share appreciation rights	0
Total financial liabilities	$ 0